FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value
	December 31, 2013
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Interest rate swap instrument	$449	$-	$449	$-
Foreign currency derivative instruments	196	-	196	-
Lease embedded derivatives	301	-	301	-
Total assets	$946	$-	$946	$-

Liabilities:
Interest rate swap instruments	$(271)	$-	$(271)	$-
Foreign currency derivative instruments	(224)	-	(224)	-
Cash fee (*)	(182)	-	-	(182)
Lease embedded derivative	(2,341)	-	(2,341)	-
Total liabilities	$(3,018)	$-	$(2,836)	$(182)

	December 31, 2014
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Interest rate swap instrument	$296		$-	$296		$-
Foreign currency derivative instruments	-		-	-		-
Lease embedded derivatives	90		-	90		-
Total assets	$386	$		$386	$

Liabilities:
Interest rate swap instruments	$(141)		$-	$(141)		$-
Foreign currency derivative instruments	(842)		-	(842)		-
Cash fee (*)	(17)		-			(17)
Lease embedded derivative	(879)		-	(879)		-
Total liabilities	$(1,879)		$-	$(1,862)		$(17)

(*)
The Company using the assistance of an independent valuation firm, determined the fair value for Cash fee related to the Company's share price (see also note 8), using the Monte Carlo simulation model.

	December 31,
	2 0 1 3	2 0 1 4

Carrying value as of January, 1	$(282)	$(182)
Change to fair value included in finance expense	100	165
Carrying value as of period end	$(182)	$(17)